UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     November 14, 2005
     Todd B. Hammer      Boston, Massachusetts     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $348,164 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106    27648   900000 SH       SOLE                   900000
ARTESYN TECHNOLOGIES INC       COM              043127109    24098  2591200 SH       SOLE                  2591200
BEARINGPOINT INC               COM              074002106    21524  2835900 SH       SOLE                  2835900
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    12394   312200 SH       SOLE                   312200
COUNTRYWIDE FINANCIAL CORP     COM              222372104    12523   379700 SH       SOLE                   379700
DYCOM INDS INC                 COM              267475101     7922   391800 SH       SOLE                   391800
FIDELITY NATL FINL INC         COM              316326107    16281   365700 SH       SOLE                   365700
IDT CORP                       CL B             448947309    22288  1828400 SH       SOLE                  1828400
INVESTOOLS INC                 COM              46145P103     9520  2239900 SH       SOLE                  2239900
MASTEC INC                     COM              576323109    26487  2430000 SH       SOLE                  2430000
MCDERMOTT INTL INC             COM              580037109    22555   616100 SH       SOLE                   616100
MI DEVS INC                    CL A SUB VTG     55304X104    18779   556400 SH       SOLE                   556400
NOVELIS INC                    COM              67000X106     7716   359900 SH       SOLE                   359900
QUADRAMED CORP                 COM              74730W101     3049  1675373 SH       SOLE                  1675373
RELIANT ENERGY INC             COM              75952B105    38600  2500000 SH       SOLE                  2500000
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     4945   604500 SH       SOLE                   604500
TARRAGON CORP                  COM              876287103    20616  1110800 SH       SOLE                  1110800
THERMA-WAVE INC                COM              88343A108     6456  3606900 SH       SOLE                  3606900
UNITED RETAIL GROUP INC        COM              911380103     9616  1247198 SH       SOLE                  1247198
USA MOBILITY INC               COM              90341G103    19335   716638 SH       SOLE                   716638
WASHINGTON GROUP INTL INC      COM NEW          938862208    15812   293409 SH       SOLE                   293409